Related-party transactions - Transactions and balances with related parties (Details) - Rand Refinery - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Gold sales	R 1,196	R 818	R 710
Refining fees paid	(46)	(40)	(44)
Trade payable	R (6)	R (9)	R (6)